Business Combinations - Summary of Estimated Aggregate Fair Values of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands, $ in Thousands		Jul. 17, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Intangible assets		¥ 734,023
Cash and cash equivalents		189,313
Other current assets		403,387
Other non-current assets		30,162
Fixed assets		2,574
Long-term investments		49,043
Goodwill		588,857	¥ 3,888,346	$ 565,536	¥ 3,276,107
Current liabilities		(466,793)
Long-term loans		(87,794)
Deferred tax liabilities		(137,811)
Noncontrolling interests		(62,047)
Total consideration		1,242,914
Published Mobile Games
Business Acquisition [Line Items]
Assets value		¥ 366,000
Useful lives (Years)		2 years
Mobile games in development
Business Acquisition [Line Items]
Assets value	[1]	¥ 240,000
Useful lives(Years)	[1]	indefinite lived
Technology
Business Acquisition [Line Items]
Assets value		¥ 101,000
Useful lives (Years)		5 years
Others | Minimum
Business Acquisition [Line Items]
Assets value		¥ 27,023
Useful lives (Years)		2 years
Others | Maximum [Member]
Business Acquisition [Line Items]
Useful lives (Years)		10 years

[1]	Mobile games in development are those that are not completed as of the acquisition date and have no alternative future use. The Group considers its mobile games in development to be in-process research and development (“IPR&D”).